Vessels, containers, equipment and other tangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, containers, handling equipment and other tangible assets
Schedule of components and movements during the period of vessels, containers, equipment and other tangible assets
Cost:
	Balance at January 1, 2024	Additions	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2024

	US $ in millions
Vessels	8,760.2	2,865.6		(139.8)		11,486.0
Containers and equipment	1,871.7	328.7	(19.1)	(37.2)		2,144.1
Computer systems and
communication equipment	67.1	5.4	(2.6)		(0.5)	69.4
Other property and equipment	230.5	20.0	(9.2)	(0.7)	(2.8)	237.8
Total	10,929.5	3,219.7	(30.9)	(177.7)	(3.3)	13,937.3

Depreciation and impairment charges:
	Balance at January 1, 2024	Depreciation	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2024

	US $ in millions
Vessels	5,002.3	1,023.6		(272.9)		5,753.0
Containers and equipment	1,078.8	98.3	(14.1)	(29.0)		1,134.0
Computer systems and
communication equipment	57.4	1.9	(2.5)		(0.5)	56.3
Other property and equipment	155.0	5.2	(5.6)		(1.4)	153.2
Total	6,293.5	1,129.0	(22.2)	(301.9)	(1.9)	7,096.5

Payments on account	1.0					3.2

Net carrying amounts:
	Balance at January 1, 2024	Balance at December 31, 2024

	US $ in millions	US $ in millions
Vessels	3,757.9	5,733.0
Payments on account, net	1.0
	3,758.9	5,733.0

Containers and equipment	792.9	1,010.1
Payments on account, net		3.2
	792.9	1,013.3

Computer systems and
communication equipment	9.7	13.1
Other property and equipment	75.5	84.6
	85.2	97.7
Total	4,637.0	6,844.0
Cost:
	Balance at January 1, 2023	Additions	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2023
	US $ in millions
Vessels	6,712.7	2,437.3	(231.1)	(158.7)		8,760.2
Containers and equipment	1,890.8	56.0	(45.8)	(29.3)		1,871.7
Computer systems and
communication equipment	60.4	11.6	(4.5)		(0.4)	67.1
Other property and equipment	171.8	29.9	(0.6)	30.3	(0.9)	230.5
Total	8,835.7	2,534.8	(282.0)	(157.7)	(1.3)	10,929.5

Depreciation and impairment charges:
	Balance at January 1, 2023	Depreciation	Impairment (**)	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2023

	US $ in millions
Vessels	2,302.8	1,329.6	1,598.7	(140.2)	(88.6)		5,002.3
Containers and equipment	649.1	110.4	391.8	(38.2)	(34.3)		1,078.8
Computer systems and
communication equipment	40.2	6.3	15.7	(4.5)		(0.3)	57.4
Other property and equipment	93.5	14.3	48.1	(0.5)		(0.4)	155.0
Total	3,085.6	1,460.6	2,054.3	(183.4)	(122.9)	(0.7)	6,293.5

Payments on account	1.1						1.0

Net carrying amounts:
	Balance at January 1, 2023	Balance at December 31, 2023

	US $ in millions	US $ in millions
Vessels	4,409.9	3,757.9
Payments on account, net		1.0
	4,409.9	3,758.9

Containers and equipment	1,241.7	792.9
Payments on account, net	1.1
	1,242.8	792.9

Computer systems and
communication equipment	20.2	9.7
Other property and equipment	78.3	75.5
	98.5	85.2
Total	5,751.2	4,637.0